As filed with the Securities and Exchange Commission on January 29, 2003
                                                   1933 Act File No. 333-89782
                                                   1940 Act File No. 811-21109

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-2
                       (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            [   ] Pre-Effective Amendment No. __
            [X] Post-Effective Amendment No. 1
                                    and/or
[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            [X] Amendment No. 1

                    OFI TREMONT MARKET NEUTRAL HEDGE FUND
               (Exact Name of Registrant Specified in Charter)

                 6803 South Tucson Way, Centennial, CO 80112
  (Address of Principal Executive Offices) (Number, Street, City, State, Zip
                                    Code)

                                1-800-858-9826
             (Registrant's Telephone Number, Including Area Code)

                           Katherine P. Feld, Esq.
                            OppenheimerFunds, Inc.
                    498 Seventh Avenue, New York, NY 10018
  (Name and Address (Number, Street, State, Zip Code) of Agent for Service)

Approximate Date of Proposed Public Offering:  January 29, 2003

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective (check applicable box):
[    ] when declared effective pursuant to section 8(c), or as follows:
(the following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities
Act of 1933)
[    ] immediately upon filing pursuant to paragraph (b)
[ X] on January 29, 2003 pursuant to paragraph (b)
[    ] 60 days after filing pursuant to paragraph (a)
[    ] on _____________ pursuant to paragraph (a) of Rule 486.
[ ] This  post-effective  amendment  designates  a new  effective  date  for a previously-filed registration statement.

[ ] This  form is filed to  register  additional  securities  for an  offering pursuant  to Rule  462(b)  under the  Securities  Act and the  Securities  Act registration  statement number of the earlier effective registration statement for the same offering is ________.

This Registration  Statement includes a combined  prospectus  pursuant to Rule
429 which relates to an earlier Registration  Statement filed by Registrant on
June 4, 2002 (File No. 333-89782 and 811-21109).

         CALCULATION OF REGISTRATION FEE UNDER SECURITIES ACT OF 1933

---------------------------------------------------------------------------------
                                 Proposed        Proposed
Title         of Amount Being    Maximum Price   Maximum         Amount of
Securities       Registered      Per Unit        Aggregate       Registration
Being Registered                                 Offering Price  Fee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial       50,000 shares   $1,000          $50,000,000     $4,600(3)
Interest (1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shares of
Beneficial       50,000 shares   $1,000          $50,000,000     $4,600(4)
Interest (2)
---------------------------------------------------------------------------------

(1)   Currently being registered.
(2)   Previously  registered  and  carried  forward  under  this  Registration
      Statement.
(3)   Calculated  pursuant  to Rule  457(d)  based on the net asset  value per share of $1,000 on December 31,  2002;  paid January 28, 2003 by Fed Wire #
     0128A1QF148C006868.
(4)   Registration fee previously paid.

The  Registrant's  Prospectus  and Statement of Additional  Information  dated
January 2, 2003, as filed with the Securities and Exchange  Commission on Form
N-2 on June 4, 2002,  amended  October  22, 2002 and  December  18, 2002 (File
Nos. 333-89782 and 811-21109) are hereby incorporated by reference.

                                   FORM N-2

                    OFI TREMONT MARKET NEUTRAL HEDGE FUND

                                  SIGNATURES

         Pursuant to the  requirements  of the  Securities Act of 1933 and the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this registration  statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized,  in the City of New York, and State of New York, on
the 29th day of January, 2003.

                    OFI TREMONT MARKET NEUTRAL HEDGE FUND

                            By: /s/ John V. Murphy
                         ---------------------------
                             Name: John V. Murphy
                               Title: President

         Pursuant  to  requirements  of  the  Securities  Act  of  1933,  this registration  statement  has  been  signed  by the  following  persons  in the capacities indicated.

Signatures                              Title                   Date
------------------                     ----------               ----

/s/ John V. Murphy *                   President,
-------------------------------------  Principal Executive
John V. Murphy                         Officer, Trustee     January 29, 2003

/s/ Ronald J. Abdow *
------------------------------------- Trustee               January 29, 2003
Ronald J. Abdow

/s/ Eustis Walcott
------------------------------------
                                      Trustee               January 29, 2003
Eustis Walcott

/s/ Joseph M. Wikler*
------------------------------------- Trustee               January 29, 2003
 Joseph M. Wiker

/s/ Peter I. Wold *                    Trustee              January 29, 2003
-------------------------------------
Peter I. Wold

/s/ Brian W. Wixted*                   Treasurer &      January 29, 2003

-------------------------------------  Principal Accounting
Brian W. Wixted                        Officer

* By: /s/ Robert G. Zack
      ------------------
 Robert G. Zack, Attorney-In-Fact